Capital	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Capital
Note 16. Capital
16.1 Share capital issued
Accounting policy
In general, each shareholder
is
entitled to one vote per share at any general shareholders’ meeting. However, our By-Laws provide that all shares held in registered form (actions nominatives) for more than two years will be granted double voting rights. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value

	$ in thousands			in $
Balance as of January 1, 2020	2,767	851,700	42,465,669	0.05
Exercise of share warrants, employee warrants and stock options	18	6,101	314,517	—
Non-cash stock-based compensation expense	—	14,365	—	—
Other movements	—	(32)	—	—

Balance as of December 31, 2020	2,785	872,134	42,780,186	0.05

Capital increase (ATM)	143	46,811	2,415,630	—
Exercise of share warrants, employee warrants and stock options	17	5,597	288,494	—
Non-cash stock-based compensation expense	—	12,497	—	—
Transaction costs	—	(2,316)	—	—
Other movements	—	(27)	—	—

Balance as of December 31, 2021	2,945	934,696	45,484,310	0.05

Exercise of share warrants, employee warrants and stock options	10	—	191,658	—
Non-cash stock-based compensation expense	—	8,071	—	—
Transaction costs	—	(570)
Other movements	—	(359,076)	—

Balance as of December 31, 2022	2,955	583,122	45,675,968	0.05

Capital evolution in 2022

•	During the year ended December 2022, 191,658 free shares of Cellectis were converted to 191,658 ordinary shares of Cellectis.

•
During the Cellectis annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $359.1 million of retain earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.

•
Transactions costs correspond to the issuance costs related to the Cellectis At-The-Market (“ATM”) program and the Cellectis follow-on offering and were recorded as a reduction of share premium, in anticipation of share issuances in 2023.

Capital evolution in 2021

•
During the full year ended December 31, 2022, 2,415,630 ordinary shares were issued through Cellectis’ At-The-Market (“ATM”) financing program and 256,494 ordinary shares were issued as a result of the exercise of stock options and non-employee warrants, $2.3 million of issuance costs related to the Cellectis ATM financing program were recorded as a reduction of share premium, in conjunction with share issuances that occurred in April 2022 and 32,000 free shares of Cellectis were converted to 32,000 ordinary shares of Cellectis.

Capital evolution in 2020

•
During the full year ended December 31, 2021, 20,464 ordinary shares were issued upon the exercise of 19,702 employee warrants (“bons de souscription de parts de créateurs d’entreprise”) for total proceeds of €163,134; 291,053 ordinary shares were issued upon the exercise of 291,053 stock options for total proceeds of €5,197,970; and 3,000 free shares of Cellectis were converted to 3,000 ordinary shares of Cellectis.

BSA 2011:
On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.
Voting rights:
After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•	At December 31, 2022, we had 45,675,968 ordinary shares outstanding of which 6,067,096 had a double voting right

•	At December 31, 2021, we had 45,484,310 ordinary shares outstanding of which 5,601,472 had a double voting right.

•	At December 31, 2020, we had 42,780,186 ordinary shares outstanding of which 6,067,389 had a double voting right.
Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.

16.2 Share warrants and non-employee warrants
Share warrants and non-employee warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.
Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

Date	Type	Number of warrants/shares outstanding as of 01/01/2022	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares outstanding as of 12/31/2022	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2022	Strike price per share in euros
02/28/2008	BSPCE	—	—	—	—	—	—	—	6.16
07/27/2010	BSPCE	—	—	—	—	—	—	—	7.97
05/18/2015	Free shares	—	—	—	—	—	—	—	28.17
03/24/2015	Stock Options	1,410,332	—		58,428	1,351,904	1,351,904	1,351,904	38.45
03/27/2015	BSA	130,000	—			130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—			50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—			224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,411,800	—		94,500	1,317,300	1,317,300	1,317,300	27.55
03/14/2016	BSA	147,025	—			147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,446,602	—		181,735	1,264,867	1,264,867	1,264,867	22.44
10/28/2016	BSA	145,000	—			145,000	145,000	145,000	18.68
10/28/2016	Stock Options	1,608,134	—		163,432	1,444,702	1,444,702	1,444,702	17.90
10/11/2017	BSA	200,000	—			200,000	200,000	200,000	24.34
10/11/2017	Stock Options	772,000	—		107,000	665,000	665,000	665,000	22.57
10/08/2018	Free shares	—	—			—	—	—	23.84
10/08/2018	Stock Options	5,000	—			5,000	5,000	5,000	24.80
12/17/2018	Free shares	—	—			—	—	—	16.00
12/17/2018	Stock Options	—	—			—	—		18.37
03/07/2019	Free shares	—	—			—	—	—	16.00
03/07/2019	Stock Options	—	—			—	—		15.69
04/24/2019	Stock Options	1,074,916	—		148,625	926,291	926,291	864,044	18.25
04/24/2019	Free shares	—	—			—	—	—	18.01
07/16/2019	Free shares	—	—			—	—	—	14.01
11/06/2019	Stock Options	30,000	—			30,000	30,000	22,500	11.06
11/06/2019	Free shares	—	—			—	—	—	11.32

11/18/2019	Stock Options	—	—			—	—		12.33
11/18/2019	Free shares	—	—			—	—	—	12.16
03/04/2020	Free shares	6,500	—	6,500		—	—	—	14.54
04/14/2020	Free shares	20,000	—	20,000		—	—	—	9.14
04/14/2020	Stock Options	160,000	—		160,000	—	—	—	8.27
06/19/2020	Free shares	10,000	—		10,000	—	—	—	14.76
06/19/2020	Stock Options	17,000	—		17,000	—	—		15.84
07/20/2020	Free shares	10,000	—	10,000		—	—	—	15.76
07/20/2020	Stock Options	17,000	—			17,000	17,000	9,562	15.12
08/05/2020	Free shares	34,000	—	32,000	2,000	—	—	—	14.00
08/05/2020	Stock Options	187,750	—		53,750	134,000	134,000	77,561	14.62
09/11/2020	Free shares	15,000	—	15,000		—	—	—	14.58
09/11/2020	Free shares	—	—			—	—	—	14.98
09/11/2020	Stock Options	45,000	—			45,000	45,000	25,312	14.36
10/14/2020	Free shares	335,330	—	94,758	52,154	188,418	188,418	—	22.45
11/05/2020	Stock Options	28,000	—		7,500	20,500	20,500	10,250	14.62
11/05/2020	Free shares	16,600	—	11,600	5,000	—	—	—	14.76
12/16/2020	Free shares	7,300	—	1,800	5,500	—	—	—	23.75
03/04/2021	Stock Options	840,645	—		138,797	701,848	701,848	309,799	19.44
03/05/2021	Free shares	16,500	—			16,500	16,500	—	14.44
03/05/2021	Free shares	281,521	—		50,954	230,567	230,567	—	12.69
04/13/2021	Stock Options	27,465	—			27,465	27,465	11,729	16.07
05/12/2021	Free shares	2,000	—			2,000	2,000	—	12.70
05/12/2021	Stock Options	3,500	—			3,500	3,500	1,312	14.36
05/28/2021	Free shares	148,225	—		6,900	141,325	141,325	—	12.38
05/28/2021	Stock Options	35,000	—		10,000	25,000	25,000	9,375	12.69
09/30/2021	Free shares	12,425	—		6,900	5,525	5,525	—	11.22
09/30/2021	Stock Options	24,850	—		10,050	14,800	14,800	6,927	11.51
10/13/2021	Free shares	4,500	—			4,500	4,500	—	8.29

10/13/2021	Stock Options	9,000	—			9,000	9,000	2,250	10.29
11/25/2021	Free shares	2,100	—			2,100	2,100	—	7.84
11/25/2021	Stock Options	4,500	—			4,500	4,500	1,125	8.81
11/30/2021	Free shares	700	—		700	—	—	—	7.42
11/30/2021	Stock Options	1,300	—		1,300	—	—		8.54
01/06/2022	Free shares	—	700		700	—	—	—	6.74
01/06/2022	Stock Options	—	1,300		1,300	—	—		7.22
03/03/2022	Free shares	—	274,551		31,292	243,259	243,259		2.74
03/03/2022	Stock Options	—	709,204		42,662	666,542	666,542		4.41
03/29/2022	Free shares	—	1,900			1,900	1,900		4.09
03/29/2022	Stock Options	—	3,400			3,400	3,400		3.96
05/24/2022	Free shares	—	44,659		4,600	40,059	40,059		3.27
05/24/2022	Stock Options	—	42,580		5,000	37,580	37,580		3.48
11/08/2022	Free shares	—	30,000			30,000	30,000		2.37
11/08/2022	Stock Options	—	70,000			70,000	70,000		2.34
12/19/2022	Free shares	—	2,960			2,960	2,960		1.91
12/19/2022	Stock Options	—	2,065			2,065	2,065		2.09
	Total	10,978,720	1,183,319	191,658	1,377,779	10,592,602	10,592,602	8,296,744

•
In 2022, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2022 a 6.6% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2022, which is included in the result from discontinued operations in the statements of consolidated operations, amounted to $4.1 million (see Note 17).

•
In 2021, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2021 a 4.6% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2021, which is included in the result from discontinued operations in the statements of consolidated operations, amounted to $1.6 million (see Note 17).

•
In 2020, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2020 a 2.7% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2020, which is included in the result from discontinued operations in the statements of consolidated operations, amounted to $6.7 million (see Note 17).

16.3 Non-controlling interests
On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO.
On May 22, 2018, Calyxt completed a follow-on offering of its common stock. Calyxt sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share. In the aggregate, Calyxt received net proceeds of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million.
On October 20, 2020, Calyxt entered into definitive agreements with institutional investors for the purchase and sale of 3,750,000 shares of Calyxt’s common stock, at a purchase price of $4.00 per share, in an SEC-registered, direct offering. The financing resulted in gross proceeds of $15.0 million before payment of all related fees and expenses. Cellectis purchased 1,250,000 shares in the offering for a value of $5.0 million, the proceeds of which are included in the net proceeds of approximately $14 million.
On September 21, 2021, Calyxt entered into an ATM
p
rogram. Under the terms of the ATM
p
rogram, Calyxt may, from time-to-time, issue common stock having an aggregate offering value of up to $50.0 million. At its discretion, Calyxt determines the timing and number of shares to be issued under the ATM
p
rogram.
As of December 31, 2021, Calyxt had issued approximately 1.4 million shares of common stock under the Program for proceeds of $3.9 million, net of commissions and payments for other share issuance costs. An additional $0.2 million of proceeds were received in early 2022 upon settlement of those transactions.
On February 23, 2022, Calyxt completed the placement to an institutional investor in an SEC-registered underwritten offering of (i) 3,880,000 shares of Calyxt common stock, (ii) pre-funded warrants to purchase up to 3,880,000 shares of its common stock, and (iii) common warrants to purchase up to 7,760,000 shares of its common stock (the “Offering”). The shares of common stock and the pre-funded warrants were each sold in combination with corresponding common warrants, with one common warrant to purchase one share of common stock for each share of common stock or each pre-funded warrant sold. The pre-funded warrants were exercisable for an exercise price of $0.0001 per share of Calyxt common stock and the common warrants are exercisable for an exercise price of $1.41 per share of Calyxt common stock. The pre-funded warrants were immediately exercisable, while the common warrants became exercisable on August 23, 2022 and expire on August 23, 2027. The aggregate offering price for each share of common stock and an accompanying common warrant was $1.41. The aggregate offering price for each pre-funded warrant and an accompanying common warrant was $1.4099. On May 5, 2022, all of Calyxt’s outstanding pre-funded warrants were exercised by their holder.

On October 3, 2022, Calyxt entered into an amendment to the Open Market Sale Agreement with Jefferies for the Calyxt ATM facility

that enables it, subject to the applicable baby shelf rules described below, to offer and sell up to 15,661,000 shares of its common stock. At its discretion, Calyxt determines the timing and number of shares to be issued under the ATM facility
. In the period from September 30, 2022 through October 3, 2022, Calyxt did not issue any shares under the ATM facility
. From October 3, 2022 through November 3, 2022, Calyxt issued 2.0 million shares under its Market Sale Agreement.
As of December 31, 2022, non-controlling interests represent 50.9% of Calyxt shares.
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling interest (“NCI”):

	CALYXT
	2021*	2022
	$ in thousands
Income (loss) from discontinued operations	(28,358)	(15,345)

Net income (loss) attributable to NCI	(10,910)	(7,894)

Other comprehensive income from discontinued operations	6,220	5,831

Total comprehensive income attributable to NCI	(12,216)	(8,250)

Current assets	15,180
Non-current assets	19,656
Assets held for sale		21,768
Current liabilities	4,933
Non-current liabilities	14,495
Liabilities related to asset held for sale		14,864

Net assets	15,408	6,903

Net assets attributable to NCI	5,886	3,517

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4).